Note 17 - Property, Plant and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 01, 2019
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 24,778	$ 20,423
Borrowing costs capitalised	53	165		$ 61
Total property, plant and equipment	126,479	106,512	[1]	90,460	$ 90,460	[1]
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	15,771	14,051		$ 19,323
Total property, plant and equipment	$ 85,479	$ 69,708			$ 55,657

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.